Consolidated Statements of Operation and Other Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales		$ 9,129,706	$ 4,747,580	$ 16,943,287
Cost of sales		(2,320,055)	(2,240,867)	(11,556,006)
Gross profit		6,809,651	2,506,713	5,387,281
Other income			87	2
Selling expenses		(2,409,355)	(1,419,667)	(495,276)
Provision for inventory impairment			(1,504,397)
Administrative expense		(1,210,350)	(1,602,251)	(1,846,759)
Profit (loss) before income tax		3,189,946	(2,019,515)	3,045,248
Income tax expense				(607,153)
Profit (loss) and total comprehensive income (loss) for the year		$ 3,189,946	$ (2,019,515)	$ 2,438,095
Earnings per share:
- basic (in Dollars per share)		$ 4.35	$ (5.31)	$ 8.13
- diluted (in Dollars per share)		$ 3.87	$ (5.31)	$ 8.13
Weighted average shares outstanding used in calculating basic and diluted earnings per share
- basic (in Shares)	[1]	733,053	380,419	300,000	[2]
- diluted (in Shares)	[1]	823,793	380,419	300,000	[2]

[1]	Giving retroactive effect to the 90 to 1 shares consolidation, from the earliest period presented.
[2]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.